Fair Value Measurements - Additional Information (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding (in shares)	1,826,608	93,835	20
Febuary 2018 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding (in shares)		179